AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 10, 2011

Registration No. 333-146328

811-06144

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 9

and

                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33

SEPARATE ACCOUNT VA DD

(Exact Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On September 28, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on June 15, 2011. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 8 to Form N-4, File No. 333-146328) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 9th day of August, 2011.

SEPARATE ACCOUNT VA DD

MONUMENTAL LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director, President, Chairman of the Board and Chief Executive Officer	2011

* Mark W. Mullin	Director	2011

* Ralph L. Arnold	Director, Chief Risk Officer and Senior Vice President	2011

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President, and General Counsel	2011

* Eric J. Martin	Senior Vice President and Corporate Controller	2011

* Darryl D. Button	Director, Executive Vice President and Chief Financial Officer	2011

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	2011

* Robert J. Kontz	Director and Vice President	2011

/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary	August 9, 2011

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.